Cover	12 Months Ended
Mar. 31, 2026 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Mar. 31, 2026
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2026
Current Fiscal Year End Date	--03-31
Entity File Number	001-42696
Entity Registrant Name	Vantage Corp
Entity Central Index Key	0002027160
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	#07-07, Level 7
Entity Address, Address Line Two	51 Cuppage Road
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	229469
Title of 12(b) Security	Class A Ordinary Shares, par value US$0.001 per share
Trading Symbol	VNTG
Security Exchange Name	NYSEAMER
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	30,983,121
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	3487
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheets of Vantage Corp and its subsidiaries (the “Company”) as of March 31, 2026 and 2025, and the related consolidated statements of operations and comprehensive income (loss), changes in shareholders’ equity, and cash flows for each of the three years ended March 31, 2026, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of Vantage Corp as of March 31, 2026 and 2025, and the results of its operations and its cash flows for each of the three years ended March 31, 2026, in conformity with accounting principles generally accepted in the United States of America.
Auditor Name	Audit Alliance LLP
Auditor Location	Singapore
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	#07-07, Level 7
Entity Address, Address Line Two	51 Cuppage Road
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	229469
City Area Code	+65
Local Phone Number	6737 2221
Contact Personnel Name	Andresian D’Rozario